Cash and Interest Bearing Deposits with Banks - Disclosure of Cash and Interest Bearing Deposits with Banks (Detail) - CAD ($) $ in Millions		Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Cash and interest bearing deposits with banks [abstract]
Cash and deposits with banks	[1]	$ 91,377	$ 55,926
Cheques and other items in transit, net		1,884	1,482
Total cash and cash equivalents		$ 93,261	$ 57,408	$ 48,803	$ 42,142

[1]	Includes deposits with the Bank of Canada, the U.S. Federal Reserve and other central banks.